Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - Cash Flow Hedge - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Loss recorded in accumulated other comprehensive loss	$ (961)	$ (1,321)
Gain (loss) reclassified from accumulated other comprehensive loss into earnings	$ (491)	$ 442